RECEIVED
NOV 14 2008
OFFICE OF THE SECRETARY

13FCONP
2/17/11

Confidential Treatment Requested
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: Robeco Investment Management, Inc.
Address: 909 Third Avenue
New York, NY 10022

13F File Number: 28-12484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James G. Noone
Title: Chief Compliance Officer
Phone: 212-908-9620

Signature, Place, and Date of Signing:

James G. Noone   James G. Noone   New York, NY   November 13, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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0001386060

11000756

Confidential Treatment Requested

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form13F Information Table Entry Total: 1

Form13F Information Table Value Total: $1520 (thousands)

List of Other Included Managers:

INFORMATION FOR WHICH ROBECO INVESTMENT MANAGEMENT, INC. HAS REQUESTED CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.	13F File Number	Name
01	28-12637	Robeco Groep NV
02	28-12635	Robeco Institutional Asset Management BV

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Confidential Treatment Requested

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FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
LIFE SCIENCES RESH INC	COM	532169109	1520	43435	SH		Defined	01	43435	0	0

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